Note 7 - Right-of-use Asset and Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Less than 1 year	$42,523
Between 1 and 5 years	-
$42,523

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Accretion on lease liability	48,239
Lease payment	(117,598)
Lease obligation at December 31, 2019	574,762

Accretion on lease liability	42,482
Lease payment	(117,598)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption	(46,559)
Depreciation on right-of-use assets	(83,381)
Right-of-use assets at December 31, 2019	514,181
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	(17,346)
Right-of-use assets at December 31, 2020	$16,788